Cover	May 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Entity File Number	001-42946
Entity Registrant Name	EVOLUTION GLOBAL ACQUISITION CORP
Entity Central Index Key	0002077954
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	(647)
Local Phone Number	388-9544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	EVOXU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	EVOX
Security Exchange Name	NASDAQ
Redeemable Warrant - each warrant exercisable to purchase one Class A ordinary share at $11.50 per share
Title of 12(b) Security	Redeemable Warrant - each warrant exercisable to purchase one Class A ordinary share at $11.50 per share
Trading Symbol	EVOXW
Security Exchange Name	NASDAQ